[Sentry Logo]
                                                                   VOLUME 1 OF 2

                         Sentry Variable Life Account I

                               SELF-DIRECTED LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
             FUNDED BY NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST






                               SEMI-ANNUAL REPORT

                                                                   JUNE 30, 1998


                          SENTRY LIFE INSURANCE COMPANY

Dear Policy Owner:                                               August 14, 1998

Thank you for choosing Sentry Life for your insurance and long-term investment needs. Your Self-Directed Life Policy provides you with life insurance protection while at the same time providing you with the ability to control your investment strategy.

Jennifer Silver and Brooke Cobb took over management of Neuberger & Berman Advisers Management Trust (AMT) Growth Portfolio and the equity portion of AMT Balanced Portfolio in July 1997.


Neuberger & Berman AMT Growth Portfolio and the equity portion of the AMT Balanced Portfolio out performed their benchmark, the Russell Mid-Cap Growth Index, during the second quarter, even though large-caps outperformed mid-caps overall. Portfolio Co-Managers Jennifer Silver and Brooke Cobb believe over the long term, medium-sized companies have better long-term growth potential. Jennifer and Brooke believe the portfolio's strong performance relative to its benchmark was the result of maintaining a highly diversified portfolio by industry group and stock selection. Technology holdings contributed greatly to the portfolio's overall performance. Jennifer and Brooke believe the portfolio's success in technology was largely the result of focusing on productivity enhancing tech companies serving niche markets and avoiding commodity-oriented tech stocks whose earnings might be vulnerable to Asian economic weakness. Jennifer and Brooke are optimistic on the mid-cap asset class and will continue to invest in fast growing companies trading at reasonable multiples relative to annual earnings growth rates. They believe the Portfolio is well positioned for the potential to reward shareholders over the long-term.

Neuberger & Berman AMT Limited Maturity Bond Portfolio and the fixed income portion of the AMT Balanced Portfolio co-managers Ted Giuliano and Tom Wolfe believe favorable fundamentals such as low inflation and historically high real rates of return have helped spawn this year's bond rally. Ted and Tom believe they were able to enhance returns in the corporate sector through selectively buying "split-rated" bonds (securities rated investment grade by one, but not all the major rating services) and "crossover" bonds (securities with the potential to move from a below investment grade or a split-grade rating to a full investment grade rating). The co-managers emphasize that they have been steadfast in their faith in fixed income, praising the virtues of income and relative safety of principal. They will continue to invest in securities and sectors they believe can add the best value. Ted and Tom have a positive outlook on the fixed income market and will continue their same value investment selection process.

THE INVESTMENTS FOR THE PORTFOLIOS ARE MANAGED BY THE SAME PORTFOLIO MANAGER(S) WHO MANAGE ONE OR MORE OTHER MUTUAL FUNDS THAT HAVE SIMILAR NAMES, INVESTMENT OBJECTIVES AND INVESTMENT STYLES AS THE PORTFOLIO. YOU SHOULD BE AWARE THAT THE PORTFOLIOS ARE LIKELY TO DIFFER FROM THE OTHER MUTUAL FUNDS IN SIZE, CASH FLOW PATTERN AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND PERFORMANCE OF THE PORTFOLIOS CAN BE EXPECTED TO VARY FROM THOSE OF THE OTHER MUTUAL FUNDS.

Thank you for choosing Sentry to help meet your long-term investment needs. We value your business and appreciate your confidence in Sentry to provide this service.

Sincerely,




Dale R. Schuh
Dale R. Schuh, President
Sentry Life Insurance Company

The composition and holdings of the Portfolios are subject to change. Shares of the separate Portfolios of Neuberger & Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the Advisers Management Trust Portfolios may be purchased only by life insurance companies to be used with their separate accounts which fund variable annuity and variable life insurance policies. Shares of the Balanced Portfolio are also available as an underlying investment fund for certain qualified retirement plans. This material is authorized for distribution only when preceded or accompanied by a prospectus.

                          SENTRY LIFE INSURANCE COMPANY
                         SENTRY VARIABLE LIFE ACCOUNT I

                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 1998 (Unaudited)
ASSETS:

Investments at market value:

   Neuberger & Berman Advisers Management Trust:

     Liquid Asset Portfolio, 156,983
       shares (cost $156,983)                                 $    156,983

     Growth Portfolio, 180,721
       shares (cost $4,544,267)                                  4,756,530

     Limited Maturity Bond Portfolio, 12,126
       shares (cost $167,104)                                      164,585

     Balanced Portfolio, 85,056
       shares (cost $1,347,704)                                  1,370,259
                                                              ------------

       Total investments                                         6,448,357

Dividends receivable                                                   593
                                                              ------------

       Total assets                                              6,448,950

LIABILITIES:

Accrued expenses                                                     2,342
                                                              ------------

NET ASSETS                                                    $  6,446,608
                                                              ============


    The accompanying notes are an integral part of these financial statements

     SENTRY LIFE INSURANCE COMPANY
     SENTRY VARIABLE LIFE ACCOUNT I

     STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
     For the six months ended June 30, 1998, 1997 and 1996 (Unaudited)


                                                          SUB-ACCOUNTS INVESTING IN:
                                                   --------------------------------------
                                                                 LIQUID ASSET                                 GROWTH
                                                                  PORTFOLIO                                 PORTFOLIO
                                                   --------------------------------------    --------------------------------------
                                                      1998           1997         1996          1998          1997           1996
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Income:
  Dividends                                             3,646         4,839         4,781          --            --             997

Expenses:
  Risk charges                                            830         1,126         1,145        23,286        16,990        14,415
                                                   ----------    ----------    ----------    ----------    ----------    ----------

Net investment income (loss)                            2,816         3,713         3,636       (23,286)      (16,990)      (13,418)
                                                   ----------    ----------    ----------    ----------    ----------    ----------

Realized net investment gain                             --            --            --         104,579        31,075        32,347

Unrealized appreciation (depreciation), net              --            --            --        (587,913)      221,423      (119,520)

Capital gain distributions received                      --            --            --       1,138,697       264,588       233,304
                                                   ----------    ----------    ----------    ----------    ----------    ----------

Realized and unrealized gain (loss)
  on investments and capital
  gains distributions, net                               --            --            --         655,363       517,086       146,131
                                                   ----------    ----------    ----------    ----------    ----------    ----------

Net increase (decrease) in net assets
  from operations                                       2,816         3,713         3,636       632,077       500,096       132,713
                                                   ----------    ----------    ----------    ----------    ----------    ----------

Purchase payments                                      71,735        92,587        54,569       347,272       309,656       273,124

Transfers between subaccounts, net                    (60,100)      (73,514)      (35,049)       33,601        77,806        33,315

Withdrawals and surrenders                               (832)      (34,108)          (16)     (271,542)     (129,843)      (88,220)

Monthly deductions                                     (7,922)       (7,327)       (6,651)     (142,403)     (120,647)     (103,527)

Policy loans                                               (4)          (38)         (685)      (14,264)      (28,284)      (17,814)
                                                   ----------    ----------    ----------    ----------    ----------    ----------

Net increase (decrease) in net assets
  derived from principal transactions                   2,877       (22,400)       12,168       (47,336)      108,688        96,878
                                                   ----------    ----------    ----------    ----------    ----------    ----------

Total increase (decrease) in net assets                 5,693       (18,687)       15,804       584,741       608,784       229,591

Net assets at beginning of year                       150,989       219,666       221,447     4,171,215     2,978,276     2,574,908
                                                   ----------    ----------    ----------    ----------    ----------    ----------

Net assets at end of year                             156,682       200,979       237,251     4,755,956     3,587,060     2,804,499
                                                   ==========    ==========    ==========    ==========    ==========    ==========



    The accompanying notes are an integral part of these financial statements




                LIMITED MATURITY                               BALANCED
                 BOND PORTFOLIO                                PORTFOLIO                                     TOTAL
          -------------------------------------    --------------------------------------    --------------------------------------
             1998         1997          1996          1998          1997           1996         1998           1997          1996
          ---------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
             10,093         8,980        15,386        28,603        16,109        18,652        42,342        29,928        39,816

                851           797           951         6,663         4,709         4,322        31,630        23,622        20,833
          ---------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
              9,242         8,183        14,435        21,940        11,400        14,330        10,712         6,306        18,983
          ---------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
               (121)         (941)         (838)        4,535         3,382         6,027       108,993        33,516        37,536

             (5,912)       (3,578)      (14,063)     (104,719)       35,795      (104,364)     (698,544)      253,640      (237,947)

               --            --            --         200,904        41,345       103,719     1,339,601       305,933       337,023
          ---------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------

             (6,033)       (4,519)      (14,901)      100,720        80,522         5,382       750,050       593,089       136,612
          ---------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------

              3,209         3,664          (466)      122,660        91,922        19,712       760,762       599,395       155,595
          ---------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
             12,150        10,765        12,509       102,114        91,593        61,414       533,271       504,601       401,616

             (3,274)           25       (11,586)       29,773        (4,317)       13,320          --            --            --

             (6,866)       (5,934)          (59)      (26,239)       (6,415)       (3,204)     (305,479)     (176,300)      (91,499)

             (4,577)       (5,741)       (6,051)      (51,076)      (46,305)      (43,770)     (205,978)     (180,020)     (159,999)

                 12         2,027        (1,028)          842         7,246        (2,806)      (13,414)      (19,049)      (22,333)
          ---------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------

             (2,555)        1,142        (6,215)       55,414        41,802        24,954         8,400       129,232       127,785
          ---------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
                654         4,806        (6,681)      178,074       133,724        44,666       769,162       728,627       283,380

            163,497       150,962       180,182     1,191,745       843,148       793,604     5,677,446     4,192,052     3,770,141
          ---------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
            164,151       155,768       173,501     1,369,819       976,872       838,270     6,446,608     4,920,679     4,053,521
          =========    ==========    ==========    ==========    ==========    ==========    ==========    ==========    ==========


NOTES TO FINANCIAL STATEMENTS  (UNAUDITED)
June 30, 1998 and 1997

1. ORGANIZATION AND CONTRACTS

   The Sentry Variable Life Account I (the Variable Life Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Life Account was established by the Company on February 12, 1985 and commenced operations on January 13, 1987. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

   The assets of the Variable Life Account are invested in one or more of the portfolios of Neuberger & Berman Advisers Management Trust (the Trust) at the portfolio's net asset value in accordance with the selection made by the contract owners.

   A copy of the Neuberger & Berman Advisers Management Trust Annual Report is included in the Variable Account's Annual Report.

2. SIGNIFICANT ACCOUNTING POLICIES

   VALUATION OF INVESTMENTS

   Investments in the Trust are valued by using net asset values which are based on the daily closing prices of the underlying securities in the Trust's portfolios.

   SECURITIES TRANSACTIONS AND INVESTMENT INCOME

   Securities transactions are recorded on the trade date (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of investments sold and the corresponding capital gains and losses are determined on a specific identification basis.

   FEDERAL INCOME TAXES

   The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Life Account are part of the total operations of the Company and are not taxed as a separate entity.

   Under Federal income tax law, net investment income and net realized capital gains of the Variable Life Account which are applied to increase net assets are not taxed.

NOTES TO FINANCIAL STATEMENTS  (UNAUDITED - CONTINUED)
June 30, 1998 and 1997

3. EXPENSES

   A mortality and expense risk premium and a death benefit guarantee risk charge are deducted by the Company from the Variable Life Account on a daily basis which is equal, on an annual basis, to 1.05% (.90% mortality and expense risk and .15% death benefit guarantee risk charge) of the daily net asset value of the Variable Life Account. These charges compensate the Company for assuming these risks under the variable life contract. The liability for accrued mortality and expense risk premium and death benefit guarantee risk charge amounted to $2,342 at June 30, 1998.

   At the beginning of each policy month, the company makes a deduction, per contract holder, from the cash value of the policy by canceling accumulation units. This deduction consists of the cost of insurance for the policy and any additional benefits provided by rider, if any, for the policy month and a $5 monthly administrative fee. The administrative fee reimburses the Company for administrative expenses relating to the issuance and maintenance of the contract.

   The Company deducts a front-end sales expense charge of 5.0% from each premium payment. A surrender charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred in connection with issuing a policy. The full surrender charge will be reduced during the first nine contract years until it reaches zero in the tenth contract year.

   The Company deducts from each premium payment the amount of premium taxes levied by any state or government entity. Premium taxes up to 4% are imposed by certain states.

NOTES TO FINANCIAL STATEMENTS  (UNAUDITED - CONTINUED)
June 30, 1998 and 1997


4. NET ASSETS

   Net assets are represented by accumulation units in the related Variable Life Account.

   At June 30, 1998 ownership of the Variable Life Account was represented by the following accumulation units and accumulation unit values:


                                                      ACCUMULATION         ACCUMULATION
                                                          UNITS             UNIT VALUE              VALUE
                                                      ------------         ------------             -----

         Neuberger & Berman
         Advisers Management Trust:
           Liquid Asset Portfolio                          9,880           $  15.86              $   156,682
           Growth Portfolio                              142,419              33.93                4,755,956
           Limited Maturity Bond Portfolio                 9,194              17.85                  164,151
           Balanced Portfolio                             59,739              22.93                1,369,819
                                                                                                 -----------
              Total net assets                                                                   $ 6,446,608
                                                                                                 ===========


   At June 30, 1997 ownership of the Variable Life Account was represented by the following accumulation units and accumulation unit values:


                                                      ACCUMULATION        ACCUMULATION
                                                          UNITS            UNIT VALUE                 VALUE
                                                      ------------        ------------                -----

         Neuberger & Berman
         Advisers Management Trust:
           Liquid Asset Portfolio                         13,140           $  15.30              $  200,979
           Growth Portfolio                              135,360              26.50               3,587,060
           Limited Maturity Bond Portfolio                 9,176              16.97                 155,768
           Balanced Portfolio                             50,063              19.51                 976,872
                                                                                                 ----------
              Total net assets                                                                   $4,920,679
                                                                                                 ==========


NOTES TO FINANCIAL STATEMENTS  (UNAUDITED - CONTINUED)
June 30, 1998 and 1997

5. PURCHASES AND SALES OF SECURITIES

   In 1998, purchases and proceeds on sales of the Trust's shares aggregated $2,076,766 and $717,421, respectively, and were as follows:


                           LIQUID ASSET        GROWTH        LIMITED MATURITY       BALANCED
                             PORTFOLIO        PORTFOLIO       BOND PORTFOLIO        PORTFOLIO            TOTAL
                           ------------       ---------      ----------------       ----------       -------------

   Purchases                $  121,950       $ 1,569,929        $   22,631          $  362,256       $   2,076,766
   Proceeds on sales        $  115,422       $   501,571        $   16,094          $   84,334       $     717,421


   In 1997, purchases and proceeds on sales of the Trust's shares aggregated $1,017,526 and $575,465, respectively, and were as follows:

                           LIQUID ASSET        GROWTH        LIMITED MATURITY       BALANCED
                             PORTFOLIO        PORTFOLIO       BOND PORTFOLIO        PORTFOLIO            TOTAL
                           ------------       ---------      ----------------       ---------        -------------

   Purchases                $  137,231       $   689,853        $   21,786          $  168,656       $   1,017,526
   Proceeds on sales        $  155,823       $   333,576        $   12,665          $   73,401       $     575,465


   In 1996, purchases and proceeds on sales of the Trust's shares aggregated $851,706 and $367,019, respectively, and were as follows:

                           LIQUID ASSET        GROWTH        LIMITED MATURITY       BALANCED
                             PORTFOLIO        PORTFOLIO       BOND PORTFOLIO        PORTFOLIO            TOTAL
                           ------------       ---------      ----------------       ---------        -------------

   Purchases                $   66,321       $   560,216        $   27,983          $  197,186       $     851,706
   Proceeds on sales        $   50,311       $   243,039        $   19,811          $   53,858       $     367,019


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                             [Sentry Life Insurance Company Logo]
                             1800 North Point Drive
                             Stevens Point, WI 54481


32-301A                      Volume 1                                       8-98